Income Taxes - Schedule of Reconciliation of Effective Income Tax Amount (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax benefit (expense) at federal statutory rate	$ 2,328	$ (2,535)
Non-deductible expenses	17	5
Impact of change in statutory rate		(345)
Change in valuation allowance	(2,311)	28,384
Section 382 limitation		(25,509)
Other	(35)
Provision for income taxes	$ 0	$ 0